Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	$ 34,293	$ 28,610	$ 141,304	$ 117,616	$ 96,015
Cost of sales	20,486	17,022	85,877	71,804	63,083
Gross profit	13,807	11,588	55,427	45,812	32,932
Operating expenses:
Selling, general and administrative	10,211	8,303	36,195	30,674	25,323
Advisory agreement termination fee			1,300
Total operating expenses			37,495	30,674	25,323
Income from operations	3,596	3,285	17,932	15,138	7,609
Interest expense	(40)	(18)	(161)	(885)	(1,207)
Other income (expense), net	49	(484)	(1,594)	155	21
Income before provision for (benefit from) income taxes	3,605	2,783	16,177	14,408	6,423
Provision for (benefit from) income taxes	1,474	971	6,588	(5,747)	400
Net income	2,131	1,812	9,589	20,155	6,023
Net income attributable to common stockholders	$ 2,131	$ 54	$ 290	$ 596	$ 177
Net income per share attributable to common stockholders
-Basic	$ 0.13	$ 0.12	$ 0.62	$ 1.29	$ 0.38
-Diluted	$ 0.12	$ 0.04	$ 0.26	$ 0.50	$ 0.20
Weighted average shares of common stock outstanding used in computing net income per share attributable to common stockholders
-Basic	16,936,007	464,994	469,089	461,884	461,248
-Diluted	17,600,908	1,236,410	1,111,088	1,201,125	899,539